PREPAID EXPENSES - Disclosure of prepaid expenses (Details) - CAD ($)	Nov. 30, 2019	Nov. 30, 2018
Prepaid Expenses [Line Items]
Prepaid expenses	$ 105,539	$ 49,891
Advertising And Promotions [Member]
Prepaid Expenses [Line Items]
Prepaid expenses	38,146	15,000
Rent [Member]
Prepaid Expenses [Line Items]
Prepaid expenses	17,043	16,765
Others [Member]
Prepaid Expenses [Line Items]
Prepaid expenses	$ 50,350	$ 18,126